SUPPLEMENT TO THE FIDELITY BALANCED FUND SEPTEMBER 26, 1997 PROSPECTUS The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section beginning on page 24. For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
SUPPLEMENT TO THE FIDELITY BALANCED FUND
SEPTEMBER 26, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION BEGINNING ON PAGE 15.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
SUPPLEMENT TO THE
FIDELITY GLOBAL BALANCED FUND SEPTEMBER 26, 1997 PROSPECTUS
   The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 27.
   For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
   The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 27.
       EFFECT OF FOREIGN TAXES.    Foreign governments may impose
taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
SUPPLEMENT TO THE FIDELITY GLOBAL BALANCED FUND
SEPTEMBER 26, 1997
STATEMENT OF ADDITIONAL INFORMATION
   The following information replaces similar information found in the "Distributions and Taxes" section on page 28.
       CAPITAL GAIN DISTRIBUTIONS.    Long-term capital gains earned
by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
   The following information supplements similar information found in the "Valuation" section on page 22.
   VALUATION
   Fidelity Service Company, Inc. (FSC) normally determines the fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
SUPPLEMENT TO THE FIDELITY LOW-PRICED STOCK FUND
SEPTEMBER 26, 1997 PROSPECTUS
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 25.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 25.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
SUPPLEMENT TO THE FIDELITY LOW-PRICED STOCK FUND
SEPTEMBER 26, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 16.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
SUPPLEMENT TO THE
FIDELITY PURITAN(registered trademark) FUND SEPTEMBER 26, 1997
PROSPECTUS
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section beginning on page 25. For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
SUPPLEMENT TO THE FIDELITY PURITAN(registered trademark) FUND
SEPTEMBER 26, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION BEGINNING ON PAGE 16.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.